Loans and advances to clients (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial assets measured at fair value through profit or loss	R$ 4,911,803	R$ 3,040,712
Financial assets measured at amortized cost	561,178,111	514,936,423
Comprising:
Loans and advances to customers at amortized cost	594,776,041	548,495,491
Allowance for loan losses due to impairment	(33,597,930)	(33,559,068)
Loans and advances to customers, net	566,089,914	517,977,135
Loans and advances to customers, gross	599,687,844	551,536,203
Loan operations (1)	573,391,121	514,325,061
Leasing operations	3,343,208	3,154,887
Other receivables (2)	22,953,515	34,056,255
Total	R$ 599,687,844	R$ 551,536,203